Donoghue Forlines Risk Managed Innovation ETF
Schedule of Investments
April 30, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.7%
Communications - 9.7%
DoorDash, Inc. - Class A (a)(d)	6,033	$491,267
Electronic Arts, Inc.	9,449	1,115,455
Expedia Group, Inc. (a)(d)	6,147	1,074,188
GoDaddy, Inc. - Class A (a)	11,677	943,618
Match Group, Inc. (a)	9,828	777,886
Meta Platforms, Inc. - Class A (a)	6,643	1,331,722
Pinterest, Inc. - Class A (a)	19,657	403,362
Playtika Holding Corp. (a)	39,085	687,114
Sirius XM Holdings, Inc. (d)	173,579	1,041,474
Spotify Technology SA (a)(d)	3,830	389,320
Trade Desk, Inc. - Class A (a)(d)	13,812	813,803
		9,069,209
Consumer Discretionary - 1.8%
Axon Enterprise, Inc. (a)	4,964	556,961
eBay, Inc. (d)	11,631	603,881
Etsy, Inc. (a)(d)	5,537	515,993
		1,676,835
Consumer Staples - 2.8%
Clorox Co. (d)	5,832	836,717
Colgate-Palmolive Co.	9,808	755,707
Philip Morris International, Inc.	9,880	988,000
		2,580,424
Energy - 0.9%
Enphase Energy, Inc. (a)(d)	5,188	837,343
Financials - 0.4%
Upstart Holdings, Inc. (a)(d)	4,766	357,545
Health Care - 23.8%
Abbott Laboratories	5,981	678,843
AbbVie, Inc.	16,334	2,399,138
ABIOMED, Inc. (a)	2,839	813,601
Amgen, Inc.	8,105	1,890,005
Bio-Techne Corp.	2,069	785,579
Bristol-Myers Squibb Co.	29,858	2,247,412
Eli Lilly & Co.	4,613	1,347,596
Gilead Sciences, Inc.	24,188	1,435,316
Hologic, Inc. (a)(d)	12,213	879,214
Johnson & Johnson	7,152	1,290,650
Merck & Co., Inc.	9,692	859,583
Mettler-Toledo International, Inc. (a)	766	978,588
Moderna, Inc. (a)	5,137	690,464
Novavax, Inc. (a)(d)	6,786	305,845
Novocure Ltd. (a)(d)	8,820	675,436
Organon & Co.	21,583	697,778
Pfizer, Inc.	44,679	2,192,398
Royalty Pharma PLC - Class A	12,946	551,241
Tandem Diabetes Care, Inc. (a)	6,206	598,755
Vertex Pharmaceuticals, Inc. (a)	3,270	893,429
		22,210,871
Industrials - 3.8%
Cognex Corp.	11,553	781,329
Keysight Technologies, Inc. (a)	6,877	964,637
Lockheed Martin Corp.	2,109	911,341
Trimble, Inc. (a)	12,587	839,553
		3,496,860
Technology - 56.5% (c)
Accenture PLC - Class A	2,642	793,551
Adobe, Inc. (a)	3,985	1,577,861
Advanced Micro Devices, Inc. (a)	8,846	756,510
Analog Devices, Inc.	3,778	583,248
Apple, Inc.	16,298	2,569,380
Arista Networks, Inc. (a)(d)	10,067	1,163,443
Atlassian Corp. PLC - Class A (a)	3,782	850,307
Autodesk, Inc. (a)	5,692	1,077,382
Bentley Systems, Inc. - Class B (d)	19,783	838,601
Broadcom, Inc.	3,786	2,098,921
Cadence Design Systems, Inc. (a)	8,232	1,241,797
Cisco Systems, Inc.	38,489	1,885,191
Crowdstrike Holdings, Inc. - Class A (a)(d)	6,319	1,255,964
Datadog, Inc. - Class A (a)	7,743	935,200
Dell Technologies, Inc. - Class C	17,867	839,928
DocuSign, Inc. (a)	7,557	612,117
Dropbox, Inc. - Class A (a)	31,910	694,043
Dynatrace, Inc. (a)	17,697	678,857
F5 Networks, Inc. (a)	4,283	717,017
FactSet Research Systems, Inc.	2,256	910,273
Fair Isaac Corp. (a)	2,039	761,587
Fortinet, Inc. (a)	4,175	1,206,617
GlobalFoundries, Inc. (a)(d)	10,263	536,652
HubSpot, Inc. (a)(d)	1,861	706,119
International Business Machines Corp.	13,882	1,835,339
Intuit, Inc.	3,548	1,485,725
Jack Henry & Associates, Inc.	5,197	985,247
Juniper Networks, Inc. (d)	24,543	773,595
Lattice Semiconductor Corp. (a)	12,297	590,748
Lumentum Holdings, Inc. (a)(d)	7,566	614,435
Manhattan Associates, Inc. (a)(d)	5,778	754,318
Microchip Technology, Inc.	16,642	1,085,058
Motorola Solutions, Inc.	5,318	1,136,403
MSCI, Inc.	2,155	907,794
NetApp, Inc.	12,225	895,481
NortonLifeLock, Inc. (d)	33,799	846,327
NXP Semiconductors NV	6,437	1,100,083
ON Semiconductor Corp. (a)(d)	16,032	835,428
Palantir Technologies, Inc. - Class A (a)	72,173	750,599
Palo Alto Networks, Inc. (a)(d)	1,208	678,026
Paylocity Holding Corp. (a)	3,742	709,595
PayPal Holdings, Inc. (a)	8,476	745,295
Pure Storage, Inc. - Class A (a)	28,255	827,872
Salesforce, Inc. (a)	5,075	892,896
ServiceNow, Inc. (a)	2,969	1,419,479
Synaptics, Inc. (a)(d)	3,334	494,899
Synopsys, Inc. (a)	4,233	1,213,982
Veeva Systems, Inc. - Class A (a)(d)	4,840	880,638
VMware, Inc. - Class A	11,296	1,220,420
Workday, Inc. - Class A (a)	5,500	1,136,850
Zebra Technologies Corp. (a)	2,286	845,043
Zoom Video Communications, Inc. - Class A (a)(d)	7,599	756,632
Zscaler, Inc. (a)(d)	4,413	894,692
		52,603,465
TOTAL COMMON STOCKS (Cost $101,404,037)		92,832,552

MONEY MARKET FUND - 0.3%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.15% (b)	299,788	299,788
TOTAL MONEY MARKET FUND (Cost $299,788)		299,788

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 19.1%
Investment Company - 19.1%
Mount Vernon Liquid Asset Portfolio, LLC, 0.45% (b)	17,754,171	17,754,171
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $17,754,171)		17,754,171

Total Investments (Cost $119,457,996) - 119.1%		110,886,511
Liabilities in Excess of Other Assets - (19.1)%		(17,751,395)
TOTAL NET ASSETS - 100.0%		$93,135,116

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
(a) Non-income producing security.
(b) Rate disclosed is the seven day annualized yield as of April 30, 2022.
(c) The amount represents investments in a particular sector. Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

(d) All or a portion of this security was out on loan at April 30, 2022. Total loaned securities had a market value of $16,753,583 as of April 30, 2022.

For Fund compliance purposes, the Fund’s sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Risk Managed Innovation ETF
Summary of Fair Value Disclosure at April 30, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

Donoghue Forlines Risk Managed Innovation ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$9,069,209	$-	$-	$9,069,209
Consumer Discretionary	1,676,835	-	-	1,676,835
Consumer Staples	2,580,424	-	-	2,580,424
Energy	837,343	-	-	837,343
Financials	357,545	-	-	357,545
Health Care	22,210,871	-	-	22,210,871
Industrials	3,496,860	-	-	3,496,860
Technology	52,603,465	-	-	52,603,465
Total Common Stocks	92,832,552	-	-	92,832,552
Money Market Fund	299,788	-	-	299,788
Investment Purchased with the Cash Proceeds From Securities Lending	17,754,171	-	-	17,754,171
Total Investments	$110,886,511	$-	$-	$110,886,511

Refer to the Fund’s Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.